Segments and Foreign Operations (Tables)	12 Months Ended
Jan. 31, 2017
Segment Reporting [Abstract]
Schedule of Financial Information for Segments

Financial information for our segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, legal, tax compliance, executive management and board of directors. Corporate assets consist of assets not directly associated with a segment, and consist primarily of cash and deferred income taxes.

	Years Ended January 31,
(in thousands)	2017	2016	2015
Revenues
Water Resources	$204,577	$239,897	$227,626
Inliner	196,845	193,704	175,001
Mineral Services	63,777	86,390	121,247
Other items/eliminations	(416)	(1,886)	(1,817)
Total revenues	$464,783	$518,105	$522,057

	Years Ended January 31,
(in thousands)	2017	2016	2015
Total Adjusted EBITDA
Water Resources	$(2,410)	$23,870	$22,740
Inliner	32,036	27,949	27,881
Mineral Services	8,635	1,878	10,205
Unallocated corporate expenses	(23,830)	(29,319)	(41,798)
Total Adjusted EBITDA	$14,431	$24,378	$19,028

	Years Ended January 31,
(in thousands)	2017	2016	2015
Net loss attributable to Layne Christensen Company	$(52,236)	$(44,777)	$(110,151)
Items not included in Total Adjusted EBITDA
Net (income) loss attributable to noncontrolling interests	—	(28)	824
Net loss (income) from discontinued operations	5,187	(3,547)	70,334
Income tax expense (benefit)	1,420	737	(3,945)
Interest expense	16,883	18,011	13,707
Depreciation expense and amortization	25,302	30,092	37,619
Gain on sale of fixed assets	(3,886)	(507)	(659)
Non-cash equity-based compensation	3,394	3,559	2,060
Equity in (earnings) loss of affiliates	(2,655)	612	2,002
Impairment charges	—	4,598	—
Restructuring costs	16,924	17,094	2,644
Gain on extinguishment of debt	—	(4,236)	—
Other (income) expense, net	(843)	(1,082)	1,266
Dividends received from affiliates	4,941	3,852	3,327
Total Adjusted EBITDA	$14,431	$24,378	$19,028

(1)

Restructuring costs for the fiscal year ended January 31, 2016 includes $7.9 million relating to the write-down of the carrying value of inventory in our African and Australian operations, which are reflected as part of cost of revenues in the Consolidated Statement of Operations.

 The following table presents various financial information for each segment.

	Years Ended January 31,
(in thousands)	2017	2016	2015
Revenues by product line
Water systems	$181,382	$217,001	$207,363
Water treatment technologies	12,558	11,601	8,002
Sewer rehabilitation	196,845	193,704	175,001
Water and wastewater plant infrastructure services	-	-	-
Pipeline infrastructure services	-	-	-
Environmental and specialty drilling	8,858	7,056	6,393
Exploration drilling	60,975	79,723	108,060
Other	4,165	9,020	17,238
Total revenues by product line	$464,783	$518,105	$522,057

Revenues by geographic location
United States	$432,649	$470,113	$441,720
Africa/Australia	151	12,521	25,982
South America	7,989	6,363	13,106
Mexico	23,406	27,448	38,436
Other foreign	588	1,660	2,813
Total revenues	$464,783	$518,105	$522,057

Depreciation and amortization
Water Resources	$12,056	$13,486	$12,595
Inliner	5,551	4,455	4,578
Mineral Services	6,343	10,317	18,187
Corporate	1,352	1,834	2,259
Total depreciation and amortization	$25,302	$30,092	$37,619

	As of and Years Ended January 31,
(in thousands)	2017	2016	2015
Assets
Water Resources	$98,795	$124,821	$130,917
Inliner	93,055	93,768	81,126
Mineral Services	116,148	128,196	165,023
Discontinued Operations	46,290	56,207	110,125
Corporate	81,863	85,665	54,751
Total assets	$436,151	$488,657	$541,942

Property and equipment, net
United States	$89,920	$95,213	$105,061
Africa/Australia	124	7,302	15,726
South America	3,818	3,269	4,882
Mexico	3,123	3,193	4,559
Other foreign	—	15	66
Total property and equipment, net	$96,985	$108,992	$130,294

Capital Expenditures
Water Resources	$7,305	$11,812	$9,549
Inliner	10,268	9,015	1,897
Mineral Services	3,066	3,309	2,855
Discontinued operations	1,783	1,802	956
Corporate	392	490	632
Total capital expenditures	$22,814	$26,428	$15,889